UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----

     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         05/15/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        99
                                               -------------

Form 13F Information Table Value Total:        $2,236,107
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE





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                                                      FORM 13F INFORMATION TABLE
                                                                                                      VOTING AUTHORITY
                                                                                                    ---------------------
NAME OF                TITLE OF           CUSIP/      VALUE    SHARES/    SH/   PUT/   INVSTMT  OTHER
ISSUER                 CLASS              SEDOL      (X$1000)  PRN AMT    PRN   CALL   DSCRETN  MANAGERS     SOLE     SHARED   NONE
 --------------        --------         -----------  --------  --------   ---   ----   -------  --------     -----    ------   ----

Actividentity Corp         COM           00506P103    2,095      500,000                Sole                 500,000
Adesa Inc                  COM           00686U104      449       16,800                Sole                  16,800
Affiliated Computer        CL A          008190100   29,830      500,000                Sole                 500,000
 Services
Altria Group Inc           COM           02209S103   36,248      511,550                Sole                 511,550
Altria Group Inc           CALL          02209S903    3,573        8,000        CALL    Sole                   8,000
Altria Group Inc           PUT           02209S953    1,544       15,000        PUT     Sole                  15,000
American Finl Rlty Tr      Note          02607PAB3   23,350   26,000,000                Sole              26,000,000
                            4.375% 7/1
Ashland Inc New            COM           044209104   39,094      550,000                Sole                 550,000
Assurant Inc               COM           04621X108   44,325      900,000                Sole                 900,000
Bearingpoint Inc           COM           074002106    2,465      290,300                Sole                 290,300
Boston Communications      COM           100582105    1,193      450,000                Sole                 450,000
 Group
Brinks Co                  COM           109696104   50,760    1,000,000                Sole               1,000,000
Bristol Myers              DBCV 9/1      110122AN8    6,000    6,000,000                Sole               6,000,000
 Squibb Co
Centerpoint Energy Inc     Note 3.75%    15189TAM9    5,542    5,000,000                Sole               5,000,000
                            5/1
Cheniere Energy Inc        COM NEW       16411R208   26,371      650,000                Sole                 650,000
Chevron Corp New           COM           166764100   14,493      250,000                Sole                 250,000
Citadel Broadcasting Corp  Note 1.875%   17285TAB2   23,239   28,019,000                Sole              28,019,000
                            2/1
Compucredit Corp           COM           20478N100    3,357       91,198                Sole                  91,198
CSG SYS Intl Inc           COM           126349109   27,900    1,200,000                Sole               1,200,000
CVS Corp                   COM           126650100   53,766    1,800,000                Sole               1,800,000
Discovery Holding Co       CL A COM      25468Y107   21,000    1,400,010                Sole               1,400,010
DST SYS Inc Del            COM           233326107  101,395    1,750,000                Sole               1,750,000
E Trade Financial Corp     COM           269246104   29,678    1,100,000                Sole               1,100,000
Echostar                   Note          278762AG4   20,314   20,500,000                Sole              20,500,000
 Communications New         5.75% 5/1
Emdeon Corp                COM           290849108   14,580    1,350,000                Sole               1,350,000
EnCana Corp                COM           292505104   39,641      850,000                Sole                 850,000
Encysive                   FRNT          29256XAB3    9,000   12,500,000                Sole              12,500,000
 Pharmaceuticals  Inc        2.5% 3/1
Engelhard Corp             COM           292845104   41,789    1,055,000                Sole               1,055,000
Entravision
 Communications C          CL A          29382R107   10,855    1,185,000                Sole               1,185,000
Exco Resources Inc.        COM           269279402      470       37,500                Sole                  37,500
Fair Isaac Corp            Note          303250AD6    7,886    7,500,000                Sole               7,500,000
                            1.5% 8/1
Federated Dept Stores      COM           31410H101   76,650    1,050,000                Sole               1,050,000
 Inc DE
Federated Dept Stores      PUT           31410H951      630      290,000        PUT     Sole                 290,000
 Inc DE
Fidelity Natl
 Information SV            COM           31620M106   24,025      592,473                Sole                 592,473
First Data Corp            COM           319963104   70,230    1,500,000                Sole               1,500,000
FirstFed Finl Corp         COM           337907109   14,953      250,000                Sole                 250,000
Ford Mtr Co Cap Tr II      PFD TR CV6.5% 345395206   11,914      400,000                Sole                 400,000
Gateway Inc                Note          367626AB4   11,198   14,500,000                Sole              14,500,000
                            1.5% 12/3
General Mtrs Corp          DEB SR        370442717    9,620      550,000                Sole                 550,000
                            CV C 33
Golden West Finl           COM           381317106   20,370      300,000                Sole                 300,000
  Corp Del
Goodyear Tire &            Note          382550AR2    9,970    7,500,000                Sole               7,500,000
 Rubr Co                    4% 6/1
Great Atlantic &           COM           390064103   20,249      579,700                Sole                 579,700
 Pac Tea Inc
Guidant Corp               COM           401698105   93,672    1,200,000                Sole               1,200,000
Heico Corp New             CL A          422806208   14,002      514,200                Sole                 514,200
Hollinger Intl Inc         CL A          435569108   22,207    2,650,000                Sole               2,650,000
Hudson City Bancorp        COM           443683107   59,430    4,471,790                Sole               4,471,790
IMS Health Inc             COM           449934108   36,078    1,400,000                Sole               1,400,000
Interactive Data Corp      COM           45840J107   15,275      650,000                Sole                 650,000
International Coal         CALL          45928H906      197       75,001        CALL    Sole                  75,001
 Grp Inc N
Jetblue Awys Corp          Note          477143AB7    9,399   10,500,000                Sole              10,500,000
                            3.5% 3/1
Kansas City Southern       COM NEW       485170302    3,705      150,000                Sole                 150,000
Kulicke & Soffa            Note          501242AL5    2,610    3,000,000                Sole               3,000,000
 Inds Inc                  .5% 11/3
Kulicke & Soffa            Note          501242AP6    5,624    6,000,000                Sole               6,000,000
 Inds Inc                   1% 6/3
LaFarge North              COM           505862102   12,037      143,300                Sole                 143,300
 America Inc
Lancaster Colony Corp      COM           513847103    1,373       32,700                Sole                  32,700
Leucadia Natl Corp         Note          527288AX2    9,905    7,000,000                Sole               7,000,000
                            3.75% 4/1
Liberty Global Inc         COM           530555309      784       39,700                Sole                  39,700
                            SER C
Liberty Media Corp New     COM           530718105   47,422    5,776,100                Sole               5,776,100
                            SER A
Lions Gate Entmnt Corp     Note          535919AG9    4,744    5,000,000                Sole               5,000,000
                            3.625% 3/1
Loews Corp                 CAROLNA GP    540424207   23,635      500,000                Sole                 500,000
                             STK
Loews Corp                 PUT           540424958      225        5,000        PUT     Sole                   5,000
Mariner Energy Inc         COM           56845T305    5,640      275,000                Sole                 275,000
Maxtor Corp                Note          577729AC0    6,334    5,500,000                Sole               5,500,000
                            6.8% 4/3
McDermott Intl Inc         COM           580037109   59,895    1,100,000                Sole               1,100,000
Medtronic Inc              DBCV          585055AD8    9,915   10,000,000                Sole              10,000,000
                            1.25% 9/1
Mesa Air Group Inc         Note          590479AD3    7,046   12,000,000                Sole              12,000,000
                            2.115% 2/1
Mirant Corp New            COM           60467R100   50,000    2,000,000                Sole               2,000,000
Mittal Steel CO N V        NY REG        60684P101   24,538      650,000                Sole                 650,000
                            SH CL A
Mittal Steel Co N V        PUT           60684P951      275        5,000        PUT     Sole                   5,000
NCR Corp New               COM           62886E108   60,596    1,450,000                Sole               1,450,000
Novell Inc                 DBCV          670006AC9    9,702   10,500,000                Sole              10,500,000
                            .5% 7/1
NRG Energy Inc             PFD CONV      629377870    2,401       10,000                Sole                  10,000
                            MAND
NTL Inc New                COM           62941W101   29,357    1,008,499                Sole               1,008,499
Nuveen Invts Inc           CL A          67090F106   14,445      300,000                Sole                 300,000
Ocwen Finl Corp            Note          675746AD3    9,189    9,000,000                Sole               9,000,000
                            3.25% 8/0
Omincare Inc               DBCV 3.25%    681904AL2   17,462   18,000,000                Sole              18,000,000
                            12/1
Peoples BK Bridgeport
 Conn                      COM           710198102   21,288      650,000                Sole                 650,000
Playboy Enterprises Inc    Note          728117AB8    1,021    1,000,000                Sole               1,000,000
                            3% 3/1
Qwest Communications       Note 3.5%     749121BY4   19,985   15,000,000                Sole              15,000,000
 Intl In                    11/1
Retail Ventures Inc        COM           76128Y102    5,131      350,000                Sole                 350,000
Rite Aid Corp              COM           767754104   10,000    2,500,000                Sole               2,500,000
Schwab Charles Corp New    COM           808513105   73,143    4,250,000                Sole               4,250,000
Seagate Technology         COM           G7945J104   71,091    2,700,000                Sole               2,700,000
Sepracor Inc               Note 10/1     817315AW4    3,767    4,000,000                Sole               4,000,000
Sherwin Williams Co        CALL          824348906    5,157        5,400        CALL    Sole                   5,400
Shire PLC                  SPONSORED ADR 82481R106   65,086    1,400,000                Sole               1,400,000
SLM Corp                   DBCV 7/2      78442PAC0   10,112   10,000,000                Sole              10,000,000
Sonic Automotive Inc       Note 4.25%    83545GAK8   25,401   20,000,000                Sole              20,000,000
                            11/3
Sprint Nextel Corp         COM FON       852061100   82,964    3,210,700                Sole               3,210,700
Terra Inds Inc             COM           880915103   13,043    1,850,000                Sole               1,850,000
Teva Pharmaceutical        Note 1.75%    88165FAA0   15,018   15,000,000                Sole              15,000,000
 Fin Co B                    2/0
Textron Inc                COM           883203101   28,017      300,000                Sole                 300,000
Theravance Inc             COM           88338T104   15,872      566,046                Sole                 566,046
Univision Communications
 Inc                       CL A          914906102   49,120    1,425,000                Sole               1,425,000
US Mobility Inc            COM           90341G103    5,696      200,000                Sole                 200,000
Veeco Instrs Inc Del       Note 4.125%   922417AB6   10,163   10,500,000                Sole              10,500,000
                            12/2
Vornado Rlty L P           DEB 3.875%    929043AC1   31,054   27,500,000                Sole              27,500,000
                            4/1
Walgreen Co                PUT           931422959    2,200       11,250        PUT     Sole                  11,250
Wellpoint Inc              COM           94973V107   40,651      525,000                Sole                 525,000

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